Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
April 30, 2026
NFY-NPRT1-0626
1.800351.122
Municipal Securities - 95.3%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2041	1,055,000	1,136,004
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2042	1,000,000	1,073,769
TOTAL GUAM		2,209,773
New Jersey,New York - 9.8%
Transportation - 9.8%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	3,009,563
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	987,812
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,950,599
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,504,737
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,583,786
Port Auth NY & NJ 5% 10/15/2034 (b)	9,640,000	10,779,364
Port Auth NY & NJ 5% 10/15/2035 (b)	3,000,000	3,363,400
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,600,201
Port Auth NY & NJ 5.375% 3/1/2028	2,465,000	2,539,811
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,536,701
Port Auth NY & NJ Series 218, 4% 11/1/2047 (b)	11,280,000	10,248,116
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	9,076,596
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	7,007,206
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,768,008
Port Auth NY & NJ Series 227, 2% 10/1/2033 (b)	1,590,000	1,394,429
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,746,226
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,874,160
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,601,316
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,160,056
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,391,733
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	8,070,000	8,884,650
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,637,773
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,035,000	3,307,385
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,206,607
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	5,062,632
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	3,970,391
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,873,088
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	6,102,858
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,121,641
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,046,465
TOTAL NEW JERSEY,NEW YORK		130,337,310
New York - 84.0%
Education - 7.0%
Build NYC Resource Corp (Nightingale Bamford School Proj.) Series 2025, 5% 7/1/2040	5,500,000	6,027,368
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	852,588
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	876,691
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	550,847
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	161,044
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	213,459
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	215,429
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,525,951
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	751,586
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	481,812
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,486,601
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,531,193
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,512,035
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,150,770
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,516,394
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,584,951
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	829,546
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	526,573
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	907,981
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	957,530
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	866,401
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	6,000,637
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,644,161
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	876,582
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,315,097
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,493,251
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,282,178
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,031,228
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,779,682
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,746,654
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	801,511
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	651,011
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	500,648
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2038	3,110,000	3,493,183
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2039	1,800,000	2,008,715
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2040	1,000,000	1,107,499
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2038	850,000	954,728
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2039	1,125,000	1,256,382
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2043	350,000	380,125
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2044	1,000,000	1,079,358
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2045	525,000	560,427
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5.25% 7/1/2050	1,500,000	1,592,115
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	420,265
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	269,346
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	494,043
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	624,185
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	566,845
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	829,233
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	882,679
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	357,943
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	278,145
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	313,998
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	312,961
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	415,702
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,194,310
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,327,395
TOTAL EDUCATION		92,368,972
Electric Utilities - 1.7%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,831,967
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,287,465
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	535,352
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,547,047
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,935,890
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,103,525
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,305,809
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,601,035
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,398,101
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,496,618
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,629,648
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,485,197
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,143,677
TOTAL ELECTRIC UTILITIES		22,301,331
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,280
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,091
TOTAL ESCROWED/PRE-REFUNDED		10,371
General Obligations - 16.5%
Alden NY Cent Sch Dist Series 2021, 2% 6/15/2036	465,000	373,254
Brighton Central School District 2.125% 6/15/2032	1,000,000	903,045
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	890,890
Build NYC Resource Corp (City of New York NY Proj.) 5% 12/1/2041	1,150,000	1,244,877
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	750,000	809,868
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,250,211
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,336,091
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,572,118
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,866,722
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,259,396
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,424,028
City of New York NY Gen. Oblig. 5.25% 2/1/2053	4,745,000	4,958,429
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,940,142
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,616,069
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,437,206
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,103,266
City of New York NY Gen. Oblig. Series 2026 SUB A 1, 5.5% 8/1/2050	10,500,000	11,303,523
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,419,933
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,231,383
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,486,297
Corning NY City Sch Dist Tan Series 2021, 2% 6/15/2033	625,000	556,504
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	1,019,975
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,125,844
Enlarged City School District of the City of Troy 2% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,240,000	991,812
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,190,000	1,009,628
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2035 (Build America Mutual Assurance Co Insured)	1,215,000	999,815
Fallsburg NY Cent Sch Dist 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	765,000	647,092
Farmingdale NY Ufsd 2% 9/15/2036	330,000	267,821
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	302,288
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,252,393
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	353,559
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	500,395
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,553,133
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,549,405
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2044	825,000	524,321
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2045	840,000	518,468
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2046	860,000	517,038
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,293,514
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	508,051
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (e)	12,000,000	12,355,146
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,705,900
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,467,776
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,774,095
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,506,242
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,800,356
Niagara-Wheatfield NY Csd Series 2020, 2% 3/15/2034	620,000	526,730
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	806,116
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 4.5% 8/15/2044	575,000	586,399
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2041	3,075,000	3,371,825
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2042	1,600,000	1,744,577
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2043	1,550,000	1,679,572
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	226,025
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	238,422
Oyster Bay NY Gen. Oblig. Series 2021 A, 2% 3/1/2033 (Assured Guaranty Inc Insured)	225,000	198,945
Pearl River Union Free School District 2% 6/1/2036	650,000	528,465
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,973,787
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,280,391
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	459,082
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,705,272
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,838,116
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,577,090
Port Chester-Rye NY Series 2020, 2% 6/1/2035	500,000	420,948
Rye Neck NY Un Free Sch Dist Series 2020, 2.25% 6/15/2042	450,000	332,449
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2045	380,000	272,878
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2046	225,000	158,213
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2047	505,000	348,004
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2048	415,000	282,650
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,422,415
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2036	965,000	786,495
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2037	720,000	574,979
Stillwater NY Cent Sch Dist 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	500,000	427,971
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	7,555,000	6,524,566
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	7,105,000	5,998,010
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,070,256
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,875,862
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	3,123,294
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	300,650
Washingtonville NY Cent Sch Dist 0.05% 6/15/2039	400,000	222,743
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2035	650,000	444,535
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2036	800,000	521,399
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2037	950,000	588,219
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2038	950,000	558,173
Webster NY Cent Sch Dist Series 2021, 2% 6/15/2031	1,105,000	1,020,785
Wellsville NY Cent Sch Dist Series 2021, 2% 6/15/2036	115,000	93,287
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,573,165
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,598,205
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	502,608
Yonkers NY 2% 2/15/2041 (Assured Guaranty Inc Insured)	1,000,000	678,360
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,542,230
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,072,231
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2029 (Assured Guaranty Inc Insured)	800,000	862,308
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,482,845
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,350,000	1,507,182
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,132,512
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,146,430
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,156,519
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2029 (Assured Guaranty Inc Insured)	500,000	533,394
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2030 (Assured Guaranty Inc Insured)	500,000	544,228
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2031 (Assured Guaranty Inc Insured)	675,000	747,666
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2032 (Assured Guaranty Inc Insured)	800,000	899,796
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2033 (Assured Guaranty Inc Insured)	400,000	455,888
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2034 (Assured Guaranty Inc Insured)	750,000	863,355
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,230,689
Yonkers NY Series 2026B, 5% 2/1/2029 (Assured Guaranty Inc Insured)	275,000	293,367
Yonkers NY Series 2026B, 5% 2/1/2030 (Assured Guaranty Inc Insured)	300,000	326,537
Yonkers NY Series 2026B, 5% 2/1/2031 (Assured Guaranty Inc Insured)	250,000	276,912
Yonkers NY Series 2026B, 5% 2/1/2032 (Assured Guaranty Inc Insured)	750,000	843,559
Yonkers NY Series 2026B, 5% 2/1/2033 (Assured Guaranty Inc Insured)	275,000	313,423
Yonkers NY Series 2026B, 5% 2/1/2034 (Assured Guaranty Inc Insured)	550,000	633,127
TOTAL GENERAL OBLIGATIONS		218,853,450
Health Care - 9.0%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	918,638
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	450,017
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	599,986
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,995
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	299,991
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	574,962
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,150,200
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,602,846
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	763,077
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	702,813
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	702,720
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,169,667
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,004,856
New York NY City Health & Hosp Series 2025A, 5% 2/15/2039	4,920,000	5,507,939
New York NY City Health & Hosp Series 2025A, 5% 2/15/2040	8,850,000	9,854,046
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (f)	4,000,000	4,013,859
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (f)	4,000,000	3,976,781
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	856,146
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,086,433
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	545,161
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	390,978
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	466,860
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	754,496
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,482,931
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,542,436
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,295,363
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	593,549
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	490,359
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,284,170
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,770,828
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	7,120,000	5,924,177
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,277,919
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,063,477
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,147,104
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	660,546
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,757,232
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	4,973,832
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,199,324
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (f)	1,200,000	1,200,408
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,703,467
NY St Dorm Auth Revs Non St Supported Debt (Mount Sinai Hospital/The Proj.) 5.25% 7/1/2050	5,000,000	5,022,075
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	1,300,000	1,448,705
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	525,000	580,092
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	1,200,000	1,302,333
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Inc Insured)	1,000,000	992,079
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Inc Insured)	1,000,000	983,861
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	11,430,000	10,231,823
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	755,000	799,017
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	545,000	575,458
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	1,260,000	958,675
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	962,742
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,157,192
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	3,500,000	2,825,936
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,806,894
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,141,963
TOTAL HEALTH CARE		119,908,434
Housing - 7.0%
New York City Housing Development Corp Series 2017 G 1, 3.6% 11/1/2042	1,020,000	933,907
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	1,200,000	1,053,421
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (e)	1,500,000	1,314,464
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3% 11/1/2032	1,610,000	1,599,834
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,711,635
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,793,541
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,135,869
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.05% 11/1/2036	1,700,000	1,564,404
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,268,425
New York St Hsg Fin Agy Series 2021 J 1, 2.45% 11/1/2041	1,020,000	802,361
New York St Hsg Fin Agy Series 2025 C 2, 3.3% tender 5/1/2065 (e)	3,000,000	3,010,892
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,096,452
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,573,898
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	10,520,000	7,862,834
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,165,000	895,005
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	6,255,000	4,625,262
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,885,000	2,157,426
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,660,000	1,821,495
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,652,815
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,478,079
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	684,773
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,877,097
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,164,631
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,641,374
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	920,000	689,686
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	4,045,000	4,022,481
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	2,055,000	2,047,559
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	380,000	379,546
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	9,067,720
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,742,227
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 233, 2.2% 4/1/2036	965,000	817,861
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 2.2% 10/1/2036	1,750,000	1,463,921
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 2.45% 10/1/2041	585,000	463,419
TOTAL HOUSING		92,414,314
Industrial Development - 2.5%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	13,090,202
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,980,217
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,897,485
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,702,188
TOTAL INDUSTRIAL DEVELOPMENT		32,670,092
Lease Revenue - 0.1%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (f)	1,100,000	1,129,322
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (f)	1,100,000	1,130,212
TOTAL LEASE REVENUE		2,259,534
Other - 0.8%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,801,189
New York City Trust Cultural Resources Rev (Lincoln Center of Performing A Rts Proj.) Series 2026A, 5% 12/1/2035	2,500,000	2,844,568
TOTAL OTHER		10,645,757
Resource Recovery - 0.2%
New York St Env Fac Corp Swdr (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 5/1/2030 (b)(e)	2,900,000	2,900,000
Special Tax - 22.1%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	10,000,000	10,654,601
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	539,112
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	872,394
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2032	8,450,000	9,506,672
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,595,951
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,206,981
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	8,000,000	8,489,249
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	5,000,000	5,291,719
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	10,500,000	11,297,504
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,353,841
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5.25% 5/1/2048	5,000,000	5,319,495
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	17,500,000	18,972,819
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	3,070,000	2,860,091
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	9,945,000	7,795,732
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,118,142
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,109,945
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,517,040
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,356,476
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3% 2/1/2038	295,000	259,137
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	290,000	277,656
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,079,013
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,842,643
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,308,432
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	917,192
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,575,310
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,681,750
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,557,096
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,725,143
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,477,329
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,443,060
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,475,635
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,669,837
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,781,164
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	739,291
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	1,005,839
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,375,365
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,914,879
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,817,754
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,311,104
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	11,179,668
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,918,170
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,310,524
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,685,182
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,711,500
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (d)	1,275,000	770,109
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,002,512
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,125,207
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,003,327
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	9,996,445
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (d)	3,400,000	2,916,517
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	10,969,839
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,785,558
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	896,385
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,244,101
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,698,456
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,735,679
TOTAL SPECIAL TAX		293,041,572
Tobacco Bonds - 0.7%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,537,497
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,425,000	3,941,821
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,572,967
TOTAL TOBACCO BONDS		9,052,285
Transportation - 14.9%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2041 (b)	340,000	374,624
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2042 (b)	1,135,000	1,242,332
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2043 (b)	1,230,000	1,337,348
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2044 (b)	1,200,000	1,294,011
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2045 (b)	1,500,000	1,603,554
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	671,543
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	505,582
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,502,581
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,441,473
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (d)	18,000,000	14,475,953
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,210,192
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	960,866
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	642,669
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,321,841
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,186,561
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	736,822
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	840,360
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.875% 11/15/2046	6,300,000	4,739,461
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	4,021,151
New York Liberty Dev Corp (Port Auth NY & NJ Proj.) Series 2021, 2.25% 2/15/2041	3,000,000	2,211,107
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	984,135
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,796,814
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Inc Insured)	2,000,000	1,419,076
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,691,887
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2048	4,800,000	5,044,165
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2051	6,800,000	7,039,460
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,728,790
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,106,855
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,497,375
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	1,200,000	1,163,465
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	2,490,000	2,350,988
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,900,000	2,024,502
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	2,800,000	2,965,467
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,619,095
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,393,086
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	543,808
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	250,000	271,656
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	9,062,385
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	7,987,319
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (b)	5,000,000	4,997,607
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,070,728
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (b)(c)	9,000,000	5,906,820
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,670,666
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	782,413
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	1,360,000	1,413,500
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	1,000,000	1,037,253
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,827,008
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,184,401
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	642,356
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	768,866
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	499,248
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	491,089
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,695,453
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,571,670
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,589,756
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,203,315
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,220,739
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	802,202
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	862,879
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,035,646
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,893,928
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,678,659
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,171,175
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,159,280
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,592,481
Triborough Brdg & Tunl NY Revs Series 2025 A 1, 5.5% 11/15/2053	7,500,000	8,098,739
TOTAL TRANSPORTATION		196,878,236
Water & Sewer - 1.5%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,028,807
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,323,500
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	7,000,000	7,574,268
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,604,347
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,152,272
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,634
TOTAL WATER & SEWER		20,033,828
TOTAL NEW YORK		1,113,338,176
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	3,719,591	2,694,819
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,420,906
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,372,519
TOTAL GENERAL OBLIGATIONS		7,488,244
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	2,375,000	2,460,260
TOTAL PUERTO RICO		9,948,504
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2030	1,000,000	1,066,265
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	695,000	749,731
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	500,000	545,083
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2036	2,290,000	2,544,312
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	385,000	424,474
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	745,000	815,556
TOTAL VIRGIN ISLANDS		6,145,421
TOTAL MUNICIPAL SECURITIES (Cost $1,276,312,316)		1,261,979,184

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $42,663,290)	3.54	42,654,759	42,663,290

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $1,318,975,606)	1,304,642,474
NET OTHER ASSETS (LIABILITIES) - 1.5%	20,217,890
NET ASSETS - 100.0%	1,324,860,364

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,736,778 or 1.3% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	79,983,193	65,600,355	102,920,258	351,543	-	-	42,663,290	42,654,759	1.2%
Total	79,983,193	65,600,355	102,920,258	351,543	-	-	42,663,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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